Related Party Transactions - Transactions with Management and Directors (Details)	12 Months Ended
Dec. 31, 2025
Seglem Holding AS | TSSI
Related Party Transaction
Ownership percentage acquired	100.00%
TSSI
Related Party Transaction
Percentage ownership in joint venture	50.00%
TSSI | KNOT
Related Party Transaction
Percentage ownership in joint venture	50.00%
NYK | KNOT
Related Party Transaction
Percentage ownership in joint venture	50.00%